Offerings	Nov. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Guaranteed Notes due 2031
Maximum Aggregate Offering Price	$ 499,030,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,916.04
Offering Note	The registration fee is calculated in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, and represents deferred payment of the registration fees related to the registrant's Registration Statement on Form S-3ASR (File No. 333-283755).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Guaranteed Notes due 2036
Maximum Aggregate Offering Price	$ 992,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,104.30
Offering Note	The registration fee is calculated in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, and represents deferred payment of the registration fees related to the registrant's Registration Statement on Form S-3ASR (File No. 333-283755).